STOCK-BASED COMPENSATION PLANS - Restricted Stock Units Activity (Details) - 2016 Plan - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Restricted Stock Units
Non-vested at beginning of period (in shares)	2,708,008	2,957,536	3,396,523
Granted (in shares)	1,109,307	1,056,869	992,854
Vested (in shares)	(919,496)	(864,944)	(1,123,547)
Forfeited (in shares)	(290,982)	(441,453)	(308,293)
Non-vested at end of period (in shares)	2,606,837	2,708,008	2,957,536
Weighted Average Grant Date Fair Value Per Share
Non-vested at beginning of period (in dollars per share)	$ 181.10	$ 171.73	$ 148.23
Granted (in dollars per share)	194.81	186.48	214.61
Vested (in dollars per share)	171.92	157.21	144.34
Forfeited (in dollars per share)	187.13	177.38	156.74
Non-vested at end of period (in dollars per share)	$ 189.18	$ 181.10	$ 171.73